Quarterly Financial Information (Unaudited) (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit - PLUM ACQUISITION CORP. I [Member] - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)
Balance	$ (6,252,747)	$ (8,185,793)	$ (15,297,513)		$ (15,297,513)	$ (15,297,513)	$ (15,297,513)	$ (15,297,513)	$ (15,297,513)
Reduction of deferred underwriter fees			10,844,098						10,844,098
Conversion of class B shares to Class A shares
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)	(3,568,966)						(3,568,966)
Issuance of subscription shares	491,175	166,966							256,635
Net income (loss)	(338,050)	2,552,400	(420,047)	$ 2,552,400	2,132,353	1,794,302			(420,047)
Balance (in Shares)							1,341,140
Balance	(7,183,933)	$ (6,252,747)	(8,185,793)	(6,252,747)	(6,252,747)	(7,183,933)		$ (15,297,513)	$ (8,185,793)
Ordinary Shares [Member]
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Issuance of subscription shares	$ 491,176		256,635	$ 166,965
Ordinary Shares [Member] | Class A
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)
Balance
Conversion of class B shares to Class A shares (in Shares)	7,980,409
Conversion of class B shares to Class A shares	$ 799
Balance (in Shares)	7,980,409					7,980,409
Balance	$ 799					$ 799
Ordinary Shares [Member] | Class B
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)	7,980,409	7,980,409						7,980,409	7,980,409
Balance	$ 799	$ 799	$ 799		$ 799	$ 799	799	$ 799	$ 799
Conversion of class B shares to Class A shares (in Shares)	(7,980,409)
Conversion of class B shares to Class A shares	$ (799)
Balance (in Shares)		7,980,409	7,980,409	7,980,409	7,980,409				7,980,409
Balance		$ 799	$ 799	$ 799	$ 799			799	$ 799
Additional Paid-in Capital [Member]
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	6,912,413	7,531,767
Reduction of deferred underwriter fees			10,844,098						10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)	(3,568,966)						(3,568,966)
Issuance of subscription shares	491,175	166,966							256,635
Balance	6,319,277	6,912,413	7,531,767	6,912,413	6,912,413	6,319,277			7,531,767
Accumulated Deficit [Member]
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	(13,165,959)	(15,718,359)	(15,298,312)		(15,298,312)	(15,298,312)	$ (15,298,312)	(15,298,312)	(15,298,312)
Accretion of Class A ordinary shares to redemption value
Net income (loss)	(338,050)	2,552,400	(420,047)						(420,047)
Balance	$ (13,504,009)	$ (13,165,959)	$ (15,718,359)	$ (13,165,959)	$ (13,165,959)	$ (13,504,009)		$ (15,298,312)	$ (15,718,359)